Trade and Other Receivables - Summary of Movements in Allowance Account (Details) - Trade And Other Receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
1 January	£ 87	£ 51
Differences on exchange	4	11
Provided in the year	16	26
Amounts reversed during the year	(22)	(1)
31 December	£ 85	£ 87